Equity - Additional information (Details)								12 Months Ended
	Mar. 22, 2024 USD ($) $ / shares	Nov. 10, 2023 USD ($) $ / shares	Jul. 03, 2023 USD ($) $ / shares	Mar. 24, 2023 USD ($) $ / shares	Nov. 16, 2022 USD ($) $ / shares	Mar. 24, 2022 USD ($) $ / shares	Jan. 15, 2017	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares S/ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) S/ / shares $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 S/ / shares	Dec. 31, 2020 shares	Dec. 31, 2023 S/ / shares
Disclosure of Shareholders' equity, net [Line Items]
Trading frequency								50.00%		25.00%
Increase in legal reserves								$ 102,000		$ 0		$ 76,000
Dividends declared to non controlling interest								1,607,000		$ 2,647,000		$ 6,160,000
Total number of common and investment shares outstanding | shares										253,986,867		253,986,867		253,986,867
Dividends recognised as distributions to owners								20,149,000		$ 21,189,000		$ 6,160,000
Additional paid-in capital								$ 218,450,000	$ 218,450,000	218,450,000	$ 218,450,000
Minimum
Disclosure of Shareholders' equity, net [Line Items]
Other capital reserve, Percentage								10.00%
Maximum
Disclosure of Shareholders' equity, net [Line Items]
Other capital reserve, Percentage								20.00%
Additional Paid-in Capital [Member]
Disclosure of Shareholders' equity, net [Line Items]
Dividends recognised as distributions to owners								$ 0		$ 0		$ 0
Common shares [member]
Disclosure of Shareholders' equity, net [Line Items]
Market price per share | S/ / shares									$ 54		$ 27.9
Par value per share | S/ / shares															S/ 10.00
Number of shares outstanding | shares								274,889,924	274,889,924
Investment shares [Member]
Disclosure of Shareholders' equity, net [Line Items]
Market price per share | S/ / shares											$ 16.00		S/ 16.00
Par value per share | S/ / shares															S/ 10.00
Sociedad Minera Cerro Verde S.A.A.
Disclosure of Shareholders' equity, net [Line Items]
Par value per share | $ / shares								$ 2.83	$ 2.83
Quoted price per equity share | $ / shares								$ 36.50	$ 36.50	$ 29.80	$ 29.80
Number of shares outstanding | shares								350,056,012	350,056,012	350,056,012	350,056,012
Number of shares authorised | shares								350,056,012	350,056,012	350,056,012	350,056,012
Number of shares issued | shares								350,056,012	350,056,012	350,056,012	350,056,012
Dividend Declared	$ 150,000,000	$ 250,000,000	$ 250,000,000	$ 250,000,000	$ 250,000,000	$ 150,000,000
Dividend Declared Per Share | $ / shares	$ 0.43	$ 0.71	$ 0.71	$ 0.71	$ 0.71	$ 0.43
Withholding Taxes Percentage	(4.10%)	4.10%	4.10%	4.10%	4.10%	4.10%
Other equity contributions								$ 10,800,000	$ 10,800,000	$ 10,800,000	$ 10,800,000
Vesting period								25.00%
Granted vesting period								33.00%
Stock option expire period								10 years
Sociedad Minera Cerro Verde S.A.A. | Minimum
Disclosure of Shareholders' equity, net [Line Items]
Other capital reserve, Percentage								10.00%
Sociedad Minera Cerro Verde S.A.A. | Maximum
Disclosure of Shareholders' equity, net [Line Items]
Other capital reserve, Percentage								20.00%
Sociedad Minera Cerro Verde S.A.A. | Changes in tax rates or tax laws enacted or announced [member]
Disclosure of Shareholders' equity, net [Line Items]
Withholding tax rate, Percent							5.00%